Cash and Cash Equivalents and Bank Overdraft (Details) - Schedule of cash and cash equivalents and bank overdraft - ZAR (R) R in Thousands	Feb. 28, 2022	Feb. 28, 2021
Schedule of cash and cash equivalents and bank overdraft [Abstract]
Cash on hand	R 2,175	R 212
Bank balances	717,935	94,990
Short-term deposits	11,638	9,735
Cash and cash equivalents in the consolidated statement of financial position	731,748	104,937
Bank overdrafts	(13,722)	(28,839)
Cash and cash equivalents in the consolidated statement of cash flows	718,026	76,098
Current assets	731,748	104,937
Current liabilities	(13,722)	(28,839)
Total cash and cash equivalents	R 718,026	R 76,098